Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate	$ (212,792)	$ (203,587)
Income tax benefit – state	(65,864)	(63,015)
Permanent differences	103,132	76,637
True up	59,266
Change in valuation allowance	116,258	189,965
Total provision for income tax